UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York           February 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $219,828
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                          September 30, 2005

COLUMN 1                               COLUMN  2        COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                                       TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                         OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETN  MGRS  SOLE    SHARED  NONE
--------------                         --------        -----      --------  -------  --- ----   --------  ----  ----    ------  ----
AKAMAI TECHNOLOGIES INC                COM             00971T101   6,548    328,575  SH         SOLE     NONE    328,575
ALLTEL CORP                            COM             020039103   4,385     69,500  SH         SOLE     NONE     69,500
ALTIRIS INC                            COM             02148M100  14,204    840,950  SH         SOLE     NONE    840,950
AMGEN CORP                             COM             031162100   3,800     48,185  SH         SOLE     NONE     48,185
AMPHENOL CORP NEW                      CL A            032095101   5,457    123,305  SH         SOLE     NONE    123,305
ASPREVA PHARMACEUTICALS CORP           COM             04538T109   4,255    270,700  SH         SOLE     NONE    270,700
BEACON ROOFING SUPPLY INC              COM             073685109   9,501    330,700  SH         SOLE     NONE    330,700
BELDEN CDT INC                         COM             077454106   5,008    205,000  SH         SOLE     NONE    205,000
BROADWAY CORP                          COM             11161E101   1,957    323,500  SH         SOLE     NONE    323,500
CABLEVISION SYSTEMS CORP               CL A NY CABLVS  12686C109   8,112    345,640  SH         SOLE     NONE    345,640
CAREMARK RX INC                        COM             141705103   3,646     70,400  SH         SOLE     NONE     70,400
CELL GENESYS INC                       COM             150921104     170     28,650  SH         SOLE     NONE     28,650
CENTEX CORP                            COM             152312104  11,721    163,950  SH         SOLE     NONE    163,950
CHINA TECHFAITH WIRLS COMM T           SPONSORED ADR   169424108   3,025    224,100  SH         SOLE     NONE    224,100
CIT GROUP INC                          COM             125581108   4,617     89,175  SH         SOLE     NONE     89,175
CITIGROUP INC                          COM             172967101  10,679    220,050  SH         SOLE     NONE    220,050
COMPUTER ASSOCIATES INTERNATIONAL INC  COM             204912109   5,934    210,500  SH         SOLE     NONE    210,500
DENDREON CORP                          COM             24823Q107     138     25,450  SH         SOLE     NONE     25,450
EQUINIX INC                            COM NEW         29444U502   2,674     65,600  SH         SOLE     NONE     65,600
FTD GROUP INC                          COM             30267U108   3,091    297,500  SH         SOLE     NONE    297,500
HCA-HEALTHCARE CO                      COM             404119109   5,757    114,000  SH         SOLE     NONE    114,000
HUDSON CITY BANCORP INC                COM             443683107   2,675    220,700  SH         SOLE     NONE    220,700
INTERFACE INC                          CL A            458665106   2,183    265,575  SH         SOLE     NONE    265,575
INTERLINE BRANDS INC                   COM             458743101   1,470     64,600  SH         SOLE     NONE     64,600
J P MORGAN CHASE & CO                  COM             46625H100   5,557    140,013  SH         SOLE     NONE    140,013
LAZARD LTD                             SHS A           G54050102   8,103    254,000  SH         SOLE     NONE    254,000
LIBERTY GLOBAL INC                     COM SER A       530555101   3,732    165,880  SH         SOLE     NONE    165,880
LIBERTY GLOBAL INC                     COM SER C       530555309   3,824    180,380  SH         SOLE     NONE    180,380
LIFEPOINT HOSPITALS INC                COM             53219L109   4,495    119,875  SH         SOLE     NONE    119,875
MEDCO HEALTH SOLUTIONS INC             COM             58405U102   3,490     62,550  SH         SOLE     NONE     62,550
MERRILL LYNCH & CO INC                 COM             590188108   7,684    113,450  SH         SOLE     NONE    113,450
MOHAWK INDUSTRIES INC                  COM             608190104  13,033    149,835  SH         SOLE     NONE    149,835
NEKTAR THERAPEUTICS                    COM             640268108   1,487     90,350  SH         SOLE     NONE     90,350
NPS PHARMACEUTICALS INC                COM             62936P103   1,892    159,800  SH         SOLE     NONE    159,800
OPENTV CORP                            CL A            G67543101     392    175,000  SH         SOLE     NONE    175,000
OPENWAVE SYSTEMS INC                   COM NEW         683718308   4,032    230,800  SH         SOLE     NONE    230,800
PIKE ELECTRIC CORP                     COM             721283109   2,505    154,450  SH         SOLE     NONE    154,450
RITCHIE BROS AUCTIONEERS               COM             767744105   7,878    186,450  SH         SOLE     NONE    186,450
RUSH ENTERPRISES INC                   CL A            781846209   3,247    218,200  SH         SOLE     NONE    218,200
TELIK INC                              COM             87959M109     142      8,350  SH         SOLE     NONE      8,350
TIME WARNER TELECOM INC                CL A            887319101   8,347    847,420  SH         SOLE     NONE    847,420
UNUMPROVIDENT CORP                     COM             91529Y106     375     16,500  SH         SOLE     NONE     16,500
VERINT SYSTEMS INC                     COM             92343X100   1,374     39,870  SH         SOLE     NONE     39,870
YELLOW ROADWAY CORP                    COM             985577105   7,020    157,355  SH         SOLE     NONE    157,355
AMGEN CORP                             COM             031162100   6,940     88,000     PUT     SOLE     NONE     88,000
LIFEPOINT HOSPITALS INC                COM             53219L109   3,270     87,200     PUT     SOLE     NONE     87,200

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